CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 25, 2021	Dec. 26, 2020
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowances	$ 2,891	$ 2,395
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	284,069	236,031
Other intangible assets, accumulated amortization	$ 352,695	$ 291,434
Common stock, par value (usd per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	194,083,625	90,934,930
Common stock, shares outstanding	193,995,320	90,934,930